INTANGIBLE ASSETS (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	SUPPLY AGREEMENT	LICENSE AGREEMENT	COMPUTER SOFTWARE	TOTAL
Cost
Balance, August 31, 2018	$—	$—	$—	$—
Additions	1,530	—	—	1,530
Reclassification of computer software (NOTE A)	—	—	841	841
Balance, August 31, 2019	$1,530	$—	$841	$2,371

Accumulated amortization
Balance, August 31, 2018	$—	$—	$—	$—
Amortization	(32)	—	—	(32)
Reclassification of computer software (NOTE A)	—	—	(265)	(265)
Balance, August 31, 2019	$(32)	$—	$(265)	$(297)

Cost
Balance, August 31, 2019	$1,530	$—	$841	$2,371
Additions	—	198	1,232	1,430
Impairment (NOTE B)	(1,303)	—	—	(1,303)
Disposal	—	—	(32)	(32)
Balance, August 31, 2020	$227	$198	$2,041	$2,466

Accumulated amortization
Balance, August 31, 2019	$(32)	$—	$(265)	$(297)
Amortization	(195)	—	(202)	(397)
Balance, August 31, 2020	$(227)	$—	$(467)	$(694)

Net book value
August 31, 2019	$1,498	$—	$576	$2,074
August 31, 2020	$—	$198	$1,574	$1,772